Non-interest Expenses	12 Months Ended
Dec. 31, 2010
Non-interest Expenses
Non-interest Expenses
20.	Non-interest Expenses

The components of non-interest expenses for the years ended December 31, 2008, 2009 and 2010 were as follows:

	2008	2009	2010
	(In millions of Korean won)
Salaries and employee benefits:
Salaries and other benefits	2,161,635	2,062,838	2,625,543
Provision for accrued severance benefits	173,348	154,716	156,102

Subtotal	2,334,983	2,217,554	2,781,645

Depreciation and amortization:
Depreciation on premises and equipment	327,441	337,956	260,428
Amortization of other intangible assets	79,746	93,051	99,140

Subtotal	407,187	431,007	359,568

Other administrative expenses	875,278	857,087	920,140

Credit card fees:
Commissions paid on credit cards	372,874	416,314	554,695
Commissions paid on troubled credit cards	906	968	1,113

Subtotal	373,780	417,282	555,808

Other fees and commissions:
Insurance fees on deposits to KDIC	207,264	219,915	237,852
Contribution to guarantee funds	335,088	334,875	328,044
Commissions on overdue loans	2	—	1
Other	284,081	315,633	332,488

Subtotal	826,435	870,423	898,385

Other non-interest expenses:
Loss on sale of loans	16,622	31,242	28,183
Loss on disposition of assets	1,094	3,284	1,291
Tax expenses other than income tax	142,270	120,593	119,596
Other	343,180	793,619	484,360

Subtotal	503,166	948,738	633,430

Total non-interest expenses	5,320,829	5,742,091	6,148,976